STOCK TRANSACTIONS (Details Narrative) - USD ($)																						3 Months Ended
	Sep. 26, 2024	Sep. 04, 2024	Jul. 12, 2024	Jul. 03, 2024	Jun. 20, 2024	Jun. 07, 2024	May 29, 2024	May 02, 2024	Apr. 03, 2024	Mar. 20, 2024	Mar. 06, 2024	Feb. 21, 2024	Feb. 02, 2024	Jan. 10, 2024	Jan. 03, 2024	Dec. 20, 2023	Dec. 11, 2023	Nov. 27, 2023	Nov. 10, 2023	Oct. 27, 2023	Oct. 13, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Common Shares issued for Cash, shares		500,000	135,242		75,301	62,207	66,185		52,763	49,230	44,503	52,569	40,229	82,643	94,883	82,686	43,297	33,989	31,732	35,785	16,710
Shares issued during period, value			$ 28,126		$ 50,000	$ 30,000	$ 30,000		$ 25,326	$ 26,781	$ 25,282	$ 32,362	$ 19,614	$ 44,297	$ 39,638	$ 34,543	$ 38,101	$ 32,629	$ 38,205	$ 46,091	$ 22,726	$ 28,126	$ 25,326	$ 39,638	$ 22,726
Face amount		$ 250,000																					$ 0
Series A Preferred Stock [Member]
Stock dividend shares				9,694,152
Non Employee [Member] | Series A Preferred Stock [Member]
Shares issued for services	249,915							20,068